Note 11 - Long-term Debt (Tables)	6 Months Ended
Jun. 30, 2023
Notes Tables
Schedule of Debt [Table Text Block]
Borrower(s)			December 31, 2022	June 30, 2023
A.	Term Loans:
	1.	Nerida Shipping Co.	-	-
	2.	Singleton Shipping Co. and Tatum Shipping Co.	34,400	-
	3.	Costamare. Inc.	-	-
	4.	Bastian Shipping Co. and Cadence Shipping Co.	82,800	-
	5.	Adele Shipping Co.	48,500	-
	6.	Costamare Inc.	112,430	-
	7.	Quentin Shipping Co. and Sander Shipping Co.	-	-
	8.	Costamare Inc.	-	-
	9.	Capetanissa Maritime Corporation et al.	15,671	-
	10.	Caravokyra Maritime Corporation et al.	6,928	-
	11.	Kelsen Shipping Co.	-	-
	12.	Uriza Shipping S.A.	-	-
	13.	Berg Shipping Co.	10,540	-
	14.	Reddick Shipping Co. and Verandi Shipping Co.	-	-
	15.	Evantone Shipping Co. and Fortrose Shipping Co.	17,750	-
	16.	Ainsley Maritime Co. and Ambrose Maritime Co.	131,250	125,893
	17.	Hyde Maritime Co. and Skerrett Maritime Co.	127,212	121,558
	18.	Kemp Maritime Co.	64,300	61,375
	19.	Vernes Shipping Co.	-	-
	20.	Achilleas Maritime Corporation et al.	66,974	58,996
	21.	Novara et al.	65,043	-
	22.	Costamare Inc.	49,095	38,192
	23.	Costamare Inc.	-	-
	24.	Costamare Inc.	24,387	-
	25.	Amoroto et al.	67,882	58,896
	26.	Costamare Inc.	-	-
	27.	Dattier Marine Corp et al.	-	-
	28.	Bernis Marine Corp. et al.	47,884	44,790
	29.	Costamare Inc.	52,361	-
	30.	Costamare Inc.	62,500	49,500
	31.	Adstone Marine Corp. et al.	-	-
	32.	Amoroto et al.	33,700	26,900
	33.	Benedict et al.	458,952	417,904
	34.	Reddick Shipping Co. and Verandi Shipping Co.	43,500	38,500
	35.	Quentin Shipping Co. and Sander Shipping Co.	85,000	79,812
	36.	Greneta Marine Corp. et al.	30,000	28,023
	37.	Bastian Shipping Co. et al.	-	292,450
	38.	Adstone Marine Corp. et al.	82,885	78,679
	39.	NML Violetta Inc.	-	7,350
	40.	Kalamata Shipping Corporation et al.	-	69,000
	41.	Capetanissa Maritime Corporation et al.	-	24,167
	42.	Archet Marine Corp.	-	65,779
		Total Term Loans	$1,821,944	$1,687,764
B.	Other financing arrangements		678,930	656,365
C.	Unsecured Bond Loan		106,660	108,660
		Total long-term debt	$2,607,534	$2,452,789
		Less: Deferred financing costs	(22,913)	(21,583)
		Total long-term debt, net	2,584,621	2,431,206
		Less: Long-term debt current portion	(325,611)	(337,018)
		Add: Deferred financing costs, current portion	5,497	5,396
		Total long-term debt, non-current, net	$2,264,507	$2,099,584

Schedule of Maturities of Long-Term Debt [Table Text Block]
12-month period ending June 30,	Amount
2024	$337,018
2025	318,826
2026	439,075
2027	399,856
2028	226,539
2029 and thereafter	731,475
Total	$2,452,789

Schedule of Financing Costs [Table Text Block]
Balance, January 1, 2023	$22,913
Additions	3,384
Amortization and write-off	(4,714)
Balance, June 30, 2023	$21,583
Less: Current portion of financing costs	(5,396)
Financing costs, non-current portion	$16,187